World Omni Auto Receivables Trust 2011-B Monthly Servicer Certificate November 30, 2012	Exhibit 99.1

Dates Covered
Collections Period	11/01/12 - 11/30/12
Interest Accrual Period	11/15/12 - 12/16/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/12	473,145,788.00	29,296
Yield Supplement Overcollateralization Amount at 10/31/12	12,594,914.99	0

Receivables Balance at 10/31/12	485,740,702.99	29,296
Principal Payments	18,165,479.02	758
Defaulted Receivables	743,781.33	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/12	11,905,436.67	0

Pool Balance at 11/30/12	454,926,005.97	28,499

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	6,925,421.00	549
Past Due 61-90 days	1,403,333.08	122
Past Due 91 + days	223,091.09	15

Total	8,551,845.17	686

Total 31+ Delinquent as % Ending Pool Balance	1.88%

Recoveries	387,448.48

Aggregate Net Losses/(Gains) - November 2012	356,332.85

Overcollateralization Target Amount	23,883,615.31
Actual Overcollateralization	23,883,615.31

Weighted Average APR	4.14%
Weighted Average APR, Yield Adjusted	5.62%
Weighted Average Remaining Term	48.68

Flow of Funds	$ Amount

Collections	20,185,276.33
Advances	(5,174.52)
Investment Earnings on Cash Accounts	2,577.64
Servicing Fee	(404,783.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,777,895.53

Distributions of Available Funds
(1) Class A Interest	344,811.92
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,263,243.47
(7) Distribution to Certificateholders	2,138,171.69
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,777,895.53

Servicing Fee	404,783.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 11/15/12	448,305,634.13
Principal Paid	17,263,243.47
Note Balance @ 12/17/12	431,042,390.66

Class A-1
Note Balance @ 11/15/12	0.00
Principal Paid	0.00
Note Balance @ 12/17/12	0.00
Note Factor @ 12/17/12	0.0000000%

Class A-2
Note Balance @ 11/15/12	98,581,634.13
Principal Paid	17,263,243.47
Note Balance @ 12/17/12	81,318,390.66
Note Factor @ 12/17/12	41.2783709%

Class A-3
Note Balance @ 11/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	243,000,000.00
Note Factor @ 12/17/12	100.0000000%

Class A-4
Note Balance @ 11/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	87,531,000.00
Note Factor @ 12/17/12	100.0000000%

Class B
Note Balance @ 11/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	19,193,000.00
Note Factor @ 12/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	376,480.37
Total Principal Paid	17,263,243.47

Total Paid	17,639,723.84

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	53,398.39
Principal Paid	17,263,243.47

Total Paid to A-2 Holders	17,316,641.86

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5342239
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4964603

Total Distribution Amount	25.0306842

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2710578
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	87.6306775

Total A-2 Distribution Amount	87.9017353

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/12	80,472.61
Balance as of 11/30/12	75,298.09
Change	(5,174.52)

Reserve Account
Balance as of 11/15/12	1,810,700.07
Investment Earnings	222.64
Investment Earnings Paid	(222.64)
Deposit/(Withdrawal)	-
Balance as of 12/17/12	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07